LONG-TERM DEBT (Tables)	13 Months Ended
Sep. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about long term debt

	SEPTEMBER 30, 2023	AUGUST 31, 2022
Atlantic Canada Opportunities Agency ("ACOA") Business Development Program loan maturing September 1, 2024 with a 7-year amortization, bearing interest at a rate of 0%	$145	$210
Vehicle loans - 5-year term maturing June 17, 2024	16	38
Deferred financing costs	(6)	(13)
	155	235
Less: current portion of long-term debt	(76)	(80)
Long-term portion	$79	$155